Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$79,838,375.25	0.6847202	$68,119,005.15	0.5842110	$11,719,370.10
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$146,018,375.25	0.1585812	$134,299,005.15	0.1458535	$11,719,370.10

Weighted Avg. Coupon (WAC)	4.66%		4.67%
Weighted Avg. Remaining Maturity (WARM)	25.47		24.55
Pool Receivables Balance	$184,811,792.02		$172,661,753.82
Remaining Number of Receivables	25,859		25,199

Adjusted Pool Balance	$179,578,585.12		$167,859,215.02

III. COLLECTIONS

Principal:
Principal Collections	$11,874,804.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$304,532.09
Total Principal Collections	$12,179,336.41

Interest:
Interest Collections	$676,865.45
Late Fees & Other Charges	$23,978.05
Interest on Repurchase Principal	$-
Total Interest Collections	$700,843.50

Collection Account Interest	$239.44
Reserve Account Interest	$101.82
Servicer Advances	$-

Total Collections	$12,880,521.17

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$12,880,521.17
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$17,607,311.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$154,009.83	$-	$154,009.83	$154,009.83
Collection Account Interest					$239.44
Late Fees & Other Charges					$23,978.05
Total due to Servicer					$178,227.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$118,426.92		$118,426.92

Total Class A interest:		$118,426.92		$118,426.92	$118,426.92

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$12,434,014.01

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,719,370.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,719,370.10
Class A Notes Total:		$11,719,370.10		$11,719,370.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$11,719,370.10

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					714,643.91

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,233,206.90
Beginning Period Amount	$5,233,206.90
Current Period Amortization	$430,668.10
Ending Period Required Amount	$4,802,538.80
Ending Period Amount	$4,802,538.80
Next Distribution Date Amount	$4,391,331.74

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		18.69%	19.99%	19.99%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	24,898	98.28%	$169,684,838.96
30 - 60 Days	1.01%	254	1.45%	$2,503,138.85
61 - 90 Days	0.15%	39	0.22%	$384,314.64
91 + Days	0.03%	8	0.05%	$89,461.37
		25,199		$172,661,753.82
Total
Delinquent Receivables 61 + days past due	0.19%	47	0.27%	$473,776.01
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	69	0.40%	$742,820.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	88	0.48%	$942,841.00
Three-Month Average Delinquency Ratio	0.26%		0.39%

Repossession in Current Period		19		$228,517.77
Repossession Inventory		30		$129,092.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$275,233.88
Recoveries				$(304,532.09)
Net Charge-offs for Current Period				$(29,298.21)

Beginning Pool Balance for Current Period				$184,811,792.02

Net Loss Ratio				-0.19%
Net Loss Ratio for 1st Preceding Collection Period				0.44%
Net Loss Ratio for 2nd Preceding Collection Period				0.15%
Three-Month Average Net Loss Ratio for Current Period				0.13%

Cumulative Net Losses for All Periods				$6,034,899.67
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$585,782.16
Number of Extensions				60

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